DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 10:-	DERIVATIVE INSTRUMENTS

The following table details the fair value of derivative instruments in the consolidated balance sheets:

		Fair value of derivative instruments
		December 31,
		2019	2018
Derivative:

Foreign exchange forward contracts / options (1)	Other current assets (liabilities)	-	$(318)

(1)
To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses. As of December 31, 2019 there were no outstanding forward contracts.

During the years ended December 31, 2019, 2018 and 2017, the Company recognized net income related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the consolidated statement of income amounted to $(335), $(1,056) and $1,114 in the years ended December 31, 2019, 2018 and 2017, respectively.

The ineffective portion of the hedged instrument which was recorded during the years ended December 31, 2019, 2018 and 2017, was immaterial and has been recorded as financial income (expenses). As of December 31, 2019 the Company had no outstanding forward contracts. As of December 31, 2018, the Company had outstanding forward contracts in the notional amount of $27,153.